Tax - Summary of Unrecognized Deferred Tax Based on Expiry Date (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	$ 163	$ 184
2021 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	28	21
Unrecognised deferred tax	6	5
2022 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	10	11
Unrecognised deferred tax	2	3
2023 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	1	1
Unrecognised deferred tax	0
2024 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	4	20
Unrecognised deferred tax	0	1
2025 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	92	92
Unrecognised deferred tax	21	23
After 2025 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	46	26
Unrecognised deferred tax	$ 3	$ 3